Submission	May 19, 2026
Submission [Line Items]
Central Index Key	0002031750
Registrant Name	Ares Core Infrastructure Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES